INCOME TAXES (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of Deferred Income Tax Assets and Liabilities

The Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
in thousands	2020	2019
Deferred tax assets:
Net operating loss carry forward	$45,768	$26,472
Tax credits	4,403	3,231
Stock-based compensation	35	40
Intangibles	307	—
Accruals and reserves	362	187

Total deferred tax assets	50,875	29,930
Deferred tax liabilities:
Fixed assets and intangibles	(787)	(548)

Total deferred tax liabilities	(787)	(548)

Net deferred tax assets before valuation allowance	50,088	29,382
Valuation allowance	(50,088)	(29,382)

Net deferred tax assets (liabilities)	$—	$—

Reconciliation Between the Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	December 31,
	2020	2019
U.S. federal provision at statutory rate	21.0%	21.0%
Tax credits	1.0	2.2
Stock-based compensation	—	(0.1)
Convertible Notes interest limitation	(1.6)	—
Fair value adjustment	2.5	—
Change in valuation allowance	(22.8)	(22.3)
Other	(0.1)	(0.8)
Effective tax rate	0.0%	0.0%

Summary of Loss Before Income Taxes

For financial reporting purposes, loss before income taxes includes the following components:

	As of December 31,
in thousands	2020	2019
Domestic	$(68,293)	$(53,179)
Foreign	—	—

Loss before income taxes	$(68,293)	$(53,179)

Reconciliation of the Total Amounts of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Years Ended December 31,
in thousands	2020	2019
Unrecognized tax benefits as of the beginning of the year	$3,543	$1,569
Increases related to prior year tax provisions	—	—
Decrease related to prior year tax provisions	—	—
Increase related to current year tax provisions	1,299	1,974
Statute lapse	—	—

Unrecognized tax benefits as of the end of the year	$4,842	$3,543

Holicity Inc.
Schedule of Deferred Income Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$122,932
Net operating losses	14,645

Total deferred tax asset	137,577
Valuation allowance	(137,577)

Deferred tax asset, net of allowance	$—

Schedule of income tax provision

The income tax provision consists of the following:

For the period from June 2, 2020 (inception) through December 31, 2020
Federal
Current	$—
Deferred	(137,577)
State
Current	—
Deferred	—
Change in valuation allowance	137,577

Income tax provision	$—

Reconciliation Between the Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
Non-deductible change in fair value of warrant liabilities	(17.0)%
Non-deductible warrant offering costs	(2.1)%
Change in valuation allowance	(1.9)%

Income tax provision	—%